Corporate information (Details Narrative) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2026 USD ($) t	Feb. 12, 2026 USD ($) t	Jan. 23, 2026 USD ($) t	Mar. 31, 2026 USD ($) t	Mar. 31, 2026 USD ($) t	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Number t	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Interest rate							100.00%
Number of mineral properties | Number							4
Negative working capital						$ 151,222	$ 151,222
Net loss							50,185	$ 51,396
Operational cashflow						9,000
Operational cashflow net, interest paid						16,200
Cash generation						$ 6,214	$ 6,214	$ 24,860
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
High purity lithium fines | t | t	400,000	150,000	100,000		650,000
Cash generation				$ 44,600	$ 44,600
Price high purity lithium fines	$ 50	$ 140	$ 140
Net revenue	$ 18,000	$ 6,700	$ 12,900
Advance payment									$ 50,000
Offtake Agreement [Member]
IfrsStatementLineItems [Line Items]
High grade lithium oxide | t							70,500
Working capital revolver							$ 96,000
Offtake Agreement [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Recognized net revenues				$ 5,800
Monthly Installments [Member]
IfrsStatementLineItems [Line Items]
Working capital revolver							$ 8,000
Longterm Offtake Agreement [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
High grade lithium oxide | t				40,000
High grade lithium oxide supplied | t				120,000